Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Australia: 15.8%
2,709		Ampol Ltd.	$ 64,237	0.1
27,429		APA Group - Stapled Security	223,281	0.2
12,125		Aristocrat Leisure Ltd.	292,944	0.3
293,390		Aurizon Holdings Ltd.	845,173	0.9
69,514		Australia & New Zealand Banking Group Ltd.	1,246,116	1.3
24,013		BHP Group Ltd. Australian	753,910	0.8
30,500		Coles Group Ltd.	382,707	0.4
7,641		Commonwealth Bank of Australia	571,744	0.6
2,170		CSL Ltd.	422,162	0.4
49,832		Dexus	374,350	0.4
206,214		GPT Group	710,730	0.7
84,614	(1)	Lottery Corp. Ltd./The	287,828	0.3
913		Macquarie Group Ltd.	121,299	0.1
312,591		Medibank Pvt Ltd.	720,661	0.7
57,813		National Australia Bank Ltd.	1,296,108	1.3
35,335		Origin Energy Ltd.	173,117	0.2
99,608		QBE Insurance Group Ltd.	857,703	0.9
12,425		Rio Tinto Ltd.	1,016,578	1.0
234,987		Scentre Group	483,170	0.5
14,776		Sonic Healthcare Ltd.	387,826	0.4
239,958		Stockland	687,706	0.7
97,982		Suncorp Group Ltd.	797,954	0.8
84,614		TABCORP Holdings Ltd.	56,565	0.0
74,869		Transurban Group - Stapled Security	770,062	0.8
42,926		Treasury Wine Estates Ltd.	365,899	0.4
537,756		Vicinity Centres	727,765	0.7
42,274		Woodside Energy Group Ltd.	891,825	0.9
			15,529,420	15.8

		China: 29.1%
29,792		37 Interactive Entertainment Network Technology Group Co. Ltd	96,494	0.1
1,572,000		Agricultural Bank of China Ltd. - H Shares	598,617	0.6
168,000	(1)	Alibaba Group Holding Ltd.	2,017,719	2.1
20,600		Anta Sports Products Ltd.	233,596	0.2
2,438,000		Bank of China Ltd. - H Shares	974,643	1.0
17,000		Beijing Enterprises Holdings Ltd.	59,515	0.1
1,476		Beijing Kingsoft Office Software, Inc. - A Shares	45,285	0.0
6,032		BGI Genomics Co. Ltd. - A Shares	59,555	0.1
111,500		BOC Hong Kong Holdings Ltd.	428,433	0.4
287,900		BOE Technology Group Co. Ltd. - A Shares	163,545	0.2
622,000		Bosideng International Holdings Ltd.	331,003	0.3
3,500		Byd Co., Ltd. - H Shares	124,395	0.1
2,016,000		China Cinda Asset Management Co. Ltd. - H Shares	341,668	0.3
563,000		China CITIC Bank Corp. Ltd. - H Shares	272,505	0.3
392,000		China Coal Energy Co. - H Shares	358,727	0.4
572,000		China Communications Services Corp., Ltd. - H Shares	267,861	0.3
2,020,960		China Construction Bank - H Shares	1,498,170	1.5
143,000		China Education Group Holdings Ltd.	98,743	0.1
863,000		China Everbright Bank Co. Ltd. - H Shares	283,439	0.3
324,000	(2)	China Feihe Ltd.	327,007	0.3
250,500		China Hongqiao Group Ltd.	310,475	0.3
180,000		China Medical System Holdings Ltd.	265,981	0.3
41,000		China Mengniu Dairy Co., Ltd.	209,920	0.2
74,000		China Merchants Bank Co., Ltd. - H Shares	468,048	0.5
322,000		China National Building Material Co., Ltd. - H Shares	406,162	0.4
176,000		China Oilfield Services Ltd. - H Shares	207,228	0.2
265,000		China Railway Group Ltd. - H Shares	183,157	0.2
240,500		China Shenhua Energy Co., Ltd. - H Shares	803,180	0.8
171,100		China State Construction Engineering Corp. Ltd. - A Shares	141,502	0.1
2,178,000	(2)	China Tower Corp. Ltd. - H Shares	255,195	0.3
278,000		China Traditional Chinese Medicine Holdings Co. Ltd.	146,755	0.1
62,000		Chinasoft International Ltd.	56,978	0.1
26,500		Chongqing Changan Automobile Co. Ltd. - A Shares	55,404	0.1
136,500		CITIC Securities Co. Ltd. - H Shares	295,434	0.3
62,000		COSCO Shipping Ports, Ltd.	46,750	0.0
482,480		CSPC Pharmaceutical Group Ltd.	515,518	0.5
30,561		Daan Gene Co. Ltd. - A Shares	80,678	0.1
292,000	(2)	Dali Foods Group Co. Ltd.	147,060	0.1
49,000		Dong-E-E-Jiao Co. Ltd. - A Shares	233,538	0.2
43,000		Dongyue Group Ltd.	54,565	0.1
52,900		ENN Natural Gas Co. Ltd. - A Shares	145,127	0.1

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
3,045		G-bits Network Technology Xiamen Co. Ltd. - A Shares	$ 147,629	0.1
170,000		GF Securities Co. Ltd. - H Shares	224,562	0.2
96,400		Haier Smart Home Co. Ltd. - H Shares	342,734	0.3
561,600		Haitong Securities Co. Ltd. - H Shares	397,737	0.4
277,000		Huabao International Holdings Ltd.	148,965	0.2
106,100		Huadian Power International Corp. Ltd. - A Shares	62,645	0.1
252,400	(2)	Huatai Securities Co. Ltd. - H Shares	353,253	0.4
1,674,414		Industrial & Commercial Bank of China - H Shares	1,002,674	1.0
71,900		Industrial Bank Co. Ltd. - A Shares	211,837	0.2
8,918		Intco Medical Technology Co. Ltd. - A Shares	36,815	0.0
21,802		Jafron Biomedical Co. Ltd. - A Shares	143,738	0.1
5,200		Jason Furniture Hangzhou Co. Ltd. - A Shares	49,784	0.0
20,104		JD.com, Inc. - Class A	564,729	0.6
167,500		Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	298,911	0.3
6,144		JOYY, Inc. ADR	260,444	0.3
98,500		Kingboard Holdings Ltd.	471,264	0.5
39,600		Kingsoft Corp. Ltd.	132,573	0.1
800		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	216,232	0.2
368,000		Lenovo Group Ltd.	362,594	0.4
46,500		Li Ning Co. Ltd.	362,801	0.4
34,600	(1),(2)	Meituan Class B	811,893	0.8
83,000		Ming Yuan Cloud Group Holdings Ltd.	102,445	0.1
40,000		NetEase, Inc.	836,557	0.9
10,000	(2)	Nongfu Spring Co. Ltd. - H Shares	55,676	0.1
986,000		PetroChina Co., Ltd. - H Shares	519,226	0.5
33,300	(2)	Pharmaron Beijing Co. Ltd. - H Shares	401,598	0.4
98,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	72,787	0.1
27,100		Shandong Buchang Pharmaceuticals Co. Ltd. - A Shares	79,261	0.1
70,600		Shandong Nanshan Aluminum Co. Ltd. - A Shares	37,463	0.0
9,900		Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	52,558	0.1
12,800	(1)	Shanghai Baosight Software Co., Ltd. - Class B	50,011	0.1
258,000		Shenzhen International Holdings Ltd.	248,433	0.3
1,703		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	77,119	0.1
6,000		Shenzhou International Group Holdings Ltd.	82,373	0.1
24,500		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	65,419	0.1
2,000		Silergy Corp.	205,537	0.2
82,400		Sinopharm Group Co. - H Shares	203,811	0.2
22,000	(2)	Smoore International Holdings Ltd.	53,807	0.1
66,200		Tencent Holdings Ltd.	3,026,557	3.1
146,000		Tingyi Cayman Islands Holding Corp.	258,098	0.3
35,296		TongFu Microelectronics Co. Ltd. - A Shares	73,821	0.1
18,800		Tongkun Group Co. Ltd. - A Shares	48,193	0.0
171,000	(2)	Topsports International Holdings Ltd. - H Shares	126,384	0.1
38,000		Tsingtao Brewery Co., Ltd. - H Shares	327,719	0.3
264,000		Uni-President China Holdings Ltd.	212,815	0.2
114,000		Want Want China Holdings Ltd.	113,448	0.1
140,000	(2)	Yadea Group Holdings Ltd.	227,287	0.2
61,200		Yintai Gold Co. Ltd. - A Shares	93,313	0.1
160,600		Yuexiu Property Co. Ltd.	174,417	0.2
319,100		Zhejiang Semir Garment Co. Ltd. - A Shares	276,519	0.3
9,500		Zhongsheng Group Holdings Ltd.	67,373	0.1
156,000		Zijin Mining Group Co., Ltd. - H Shares	210,709	0.2
			28,594,123	29.1

		Hong Kong: 5.2%
74,974		AIA Group Ltd.	776,745	0.8
105,000		Chow Tai Fook Jewellery Group Ltd.	181,751	0.2
71,000		CK Hutchison Holdings Ltd.	502,937	0.5
4,200		Hong Kong Exchanges and Clearing Ltd.	181,222	0.2
73,800		Hongkong Land Holdings Ltd. - HKHGF	341,419	0.3
10,400		Jardine Matheson Holdings Ltd.	601,894	0.6
93,000		Power Assets Holdings Ltd.	607,215	0.6
99,000		SITC International Holdings Co. Ltd.	373,876	0.4
110,000		Swire Pacific Ltd. - Class A	667,400	0.7
267,000		Swire Properties Ltd.	652,811	0.7

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
17,000		Techtronic Industries Co., Ltd.	$ 222,078	0.2
			5,109,348	5.2

		India: 11.1%
57,138	(1)	Axis Bank Ltd.	501,406	0.5
96,964		Bharat Electronics Ltd.	292,330	0.3
7,534		Bharat Forge Ltd.	67,984	0.1
22,126		Cholamandalam Investment and Finance Co. Ltd.	192,579	0.2
28,446		Cipla Ltd.	363,127	0.4
55,905		Coal India Ltd.	138,998	0.1
31,073		Container Corp. Of India Ltd.	259,615	0.3
29,044		GAIL India Ltd.	55,005	0.1
27,654		Grasim Industries Ltd.	505,789	0.5
3,985		HCL Technologies Ltd.	53,142	0.0
58,924		Hindalco Industries Ltd.	320,421	0.3
115,067		ICICI Bank Ltd.	1,108,136	1.1
23,742		Indus Towers Ltd.	61,325	0.1
68,578		Infosys Ltd.	1,323,348	1.3
176,170		ITC Ltd.	611,837	0.6
6,844		Larsen & Toubro Ltd.	144,923	0.1
41,994		Mahindra & Mahindra Ltd.	555,640	0.6
1,161		Mphasis Ltd.	38,640	0.0
282,006		NTPC Ltd.	565,672	0.6
177,154		Oil & Natural Gas Corp., Ltd.	345,485	0.3
101,912		Power Grid Corp. of India Ltd.	304,378	0.3
4,148		Shriram Transport Finance Co. Ltd.	62,454	0.1
70,370		State Bank of India	420,870	0.4
60,950		Sun Pharmaceutical Industries Ltd.	674,089	0.7
13,168		Tata Consultancy Services Ltd.	567,828	0.6
27,846		Tata Steel Ltd.	378,212	0.4
42,549		Tech Mahindra Ltd.	643,308	0.7
19,173		UPL Ltd.	192,019	0.2
40,399		Vedanta Ltd.	167,275	0.2
			10,915,835	11.1

		Indonesia: 2.2%
729,800		Aneka Tambang Tbk	125,150	0.2
1,025,000		Astra International Tbk PT	515,602	0.5
155,000		Bank Mandiri Persero TBK PT	90,431	0.1
328,400		Bank Negara Indonesia Persero Tbk PT	206,322	0.2
140,400		Indah Kiat Pulp & Paper Tbk PT	79,391	0.1
1,881,100		Kalbe Farma Tbk PT	216,004	0.2
967,700		Telkom Indonesia Persero Tbk PT	285,696	0.3
285,600		United Tractors Tbk PT	614,544	0.6
			2,133,140	2.2

		Malaysia: 1.4%
33,000		HAP Seng Consolidated Bhd	62,556	0.1
48,100		Hong Leong Bank BHD	231,211	0.2
21,400		Hong Leong Financial Group Bhd	98,630	0.1
214,000		Malayan Banking BHD	444,432	0.5
94,200		Petronas Chemicals Group Bhd	220,573	0.2
237,900		RHB Bank Bhd	329,584	0.3
			1,386,986	1.4

		New Zealand: 0.5%
150,539		Spark New Zealand Ltd.	476,144	0.5

		Philippines: 0.8%
24,480		GT Capital Holdings, Inc.	234,409	0.3
127,160		International Container Terminal Services, Inc.	526,337	0.5
			760,746	0.8

		Singapore: 3.6%
7,200	(2)	BOC Aviation Ltd.	59,386	0.0
1,087,800		Genting Singapore Ltd.	616,627	0.6
121,700		Oversea-Chinese Banking Corp., Ltd.	1,049,904	1.1
257,900		Singapore Technologies Engineering Ltd.	772,880	0.8
189,500		Singapore Telecommunications Ltd.	357,157	0.4
54,400		Venture Corp. Ltd.	708,393	0.7
			3,564,347	3.6

		South Korea: 9.4%
364		Amorepacific Corp.	47,953	0.0
2,649		BGF retail Co. Ltd.	391,381	0.4
11,175		Cheil Worldwide, Inc.	234,183	0.2
374		CJ CheilJedang Corp.	118,485	0.1
6,972		CJ Corp.	479,389	0.5
1,558		CJ ENM Co. Ltd.	149,149	0.2
1,271		E-Mart, Inc.	118,642	0.1
4,983		GS Engineering & Construction Corp.	159,659	0.2
20,186		Hana Financial Group, Inc.	807,305	0.8
2,218		Hyundai Engineering & Construction Co. Ltd.	77,310	0.1
1,217		Hyundai Glovis Co., Ltd.	207,661	0.2
581		Hyundai Mobis Co. Ltd.	102,057	0.1
1,033		Hyundai Motor Co.	157,409	0.2
7,613		Hyundai Steel Co.	252,620	0.3
19,905		Industrial Bank Of Korea	181,006	0.2
15,339		KB Financial Group, Inc.	749,671	0.8
8,958		Kia Corp.	617,977	0.6
349		LG Chem Ltd.	164,040	0.2
911		LG Electronics, Inc.	76,839	0.1
30,887		LG Uplus Corp.	345,308	0.3
4,594		Lotte Shopping Co. Ltd.	375,731	0.4
2,025		POSCO Holdings, Inc.	470,690	0.5
3,523		Samsung Electro-Mechanics Co. Ltd.	437,748	0.4
1,082		Samsung SDI Co., Ltd.	500,360	0.5
13,147		Samsung Securities Co. Ltd.	419,653	0.4
16,741		Shinhan Financial Group Co., Ltd.	582,774	0.6
1,023		SK Chemicals Co. Ltd.	106,208	0.1
6,883		SK Hynix, Inc.	596,572	0.6

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
27,002	Woori Financial Group, Inc.	$ 325,217	0.3
		9,252,997	9.4

	Taiwan: 13.3%
13,000	Advantech Co. Ltd.	160,431	0.2
56,000	ASE Technology Holding Co. Ltd.	199,380	0.2
53,000	China Steel Corp.	63,001	0.1
2,000	eMemory Technology, Inc.	104,987	0.1
71,000	Evergreen Marine Corp. Taiwan Ltd.	340,062	0.3
15,000	Formosa Plastics Corp.	54,093	0.1
11,000	Globalwafers Co. Ltd.	236,020	0.2
33,000	MediaTek, Inc.	1,020,397	1.0
2,000	momo.com, Inc.	57,082	0.1
22,000	Nan Ya Printed Circuit Board Corp.	294,804	0.3
235,000	Nanya Technology Corp.	536,318	0.5
41,000	Novatek Microelectronics Corp., Ltd.	567,944	0.6
4,000	Parade Technologies Ltd.	206,318	0.2
11,000	President Chain Store Corp.	104,105	0.1
40,000	Realtek Semiconductor Corp.	607,104	0.6
343,627	Taiwan Semiconductor Manufacturing Co., Ltd.	6,498,305	6.6
62,000	Unimicron Technology Corp.	455,057	0.5
406,000	United Microelectronics Corp.	715,418	0.7
122,000	Vanguard International Semiconductor Corp.	447,497	0.5
300,000	Winbond Electronics Corp.	299,485	0.3
13,000	(1) Yang Ming Marine Transport Corp.	55,208	0.1
		13,023,016	13.3

	Thailand: 1.6%
388,200	Bangkok Dusit Medical Services PCL - Foreign	292,040	0.3
55,000	Electricity Generating PCL - Foreign	289,013	0.3
42,600	Indorama Ventures PCL - Foreign	61,119	0.1
220,800	Land & Houses PCL - Foreign	57,740	0.0
117,500	PTT Exploration & Production PCL - Foreign	578,503	0.6
67,900	SCB X PCL	221,240	0.2
165,100	Sri Trang Gloves Thailand PCL - Foreign	96,824	0.1
		1,596,479	1.6

	Total Common Stock
	(Cost $90,240,742)	92,342,581	94.0

EXCHANGE-TRADED FUNDS: 2.1%
29,428	iShares MSCI All Country Asia ex Japan ETF	2,109,693	2.1

	Total Exchange-Traded Funds
	(Cost $2,494,091)	2,109,693	2.1

PREFERRED STOCK: 2.8%
	South Korea: 2.8%
55,109	Samsung Electronics Co., Ltd.	2,703,167	2.8

	Total Preferred Stock
	(Cost $1,937,859)	2,703,167	2.8

	Total Long-Term Investments
	(Cost $94,672,692)	97,155,441	98.9

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
791,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.710%
	(Cost $791,000)	791,000	0.8

	Total Short-Term Investments
	(Cost $791,000)	791,000	0.8

	Total Investments in Securities (Cost $95,463,692)	$ 97,946,441	99.7
	Assets in Excess of Other Liabilities	306,855	0.3
	Net Assets	$ 98,253,296	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of May 31, 2022.

Sector Diversification	Percentage of Net Assets
Financials	22.4%
Information Technology	21.9
Consumer Discretionary	9.9
Industrials	8.0
Communication Services	6.8
Materials	6.4
Health Care	5.1
Real Estate	5.0
Energy	4.6
Consumer Staples	4.2
Utilities	2.5%
Exchange-Traded Funds	2.1
Short-Term Investments	0.8
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$287,828	$15,241,592	$–	$15,529,420
China	260,444	28,333,679	–	28,594,123
Hong Kong	–	5,109,348	–	5,109,348
India	–	10,915,835	–	10,915,835
Indonesia	–	2,133,140	–	2,133,140
Malaysia	161,186	1,225,800	–	1,386,986
New Zealand	–	476,144	–	476,144
Philippines	–	760,746	–	760,746
Singapore	–	3,564,347	–	3,564,347
South Korea	–	9,252,997	–	9,252,997
Taiwan	–	13,023,016	–	13,023,016
Thailand	221,240	1,375,239	–	1,596,479
Total Common Stock	930,698	91,411,883	–	92,342,581
Exchange-Traded Funds	2,109,693	–	–	2,109,693
Preferred Stock	–	2,703,167	–	2,703,167
Short-Term Investments	791,000	–	–	791,000
Total Investments, at fair value	$3,831,391	$94,115,050	$–	$97,946,441
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(954,324)	$–	$(954,324)
Total Liabilities	$–	$(954,324)	$–	$(954,324)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

At May 31, 2022, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares MSCI Australia ETF	BNP Paribas	Call	06/17/22	USD	24.040	74,875	USD	1,791,729	$31,320	$(49,592)
iShares MSCI Emerging Markets ETF	BNP Paribas	Call	06/17/22	USD	41.140	532,329	USD	22,507,296	$508,055	$(904,732)
									$539,375	$(954,324)

Currency Abbreviations
USD	-	United States Dollar

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $95,239,456.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$12,319,441
Gross Unrealized Depreciation	(10,517,104)
Net Unrealized Appreciation	$1,802,337